Supplemental cash flow information - Summary of Interest and Dividends (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Interest received
Financial income	¥ 55,647	¥ 49,582	¥ 36,295
Net income (loss) from discontinued operations	138,878	260,725	244,292
Dividends received
Financial income	2,995	1,390	1,138
Net income (loss) from discontinued operations	7,612	41,214	52,760
Interest paid
Financial expenses	16,541	21,829	22,667
Net income (loss) from discontinued operations	¥ 52,448	¥ 91,431	¥ 74,857